Note 5 - Property, Plant and Equipment (Details Textual) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Aug. 31, 2024	Mar. 31, 2025	Mar. 31, 2024
Construction in Progress, Gross		$ 135	$ 1,977
Gain (Loss) on Disposition of Property Plant Equipment		258	0
Depreciation		3,200	$ 3,000
Upgrade of Decatur, AL Processing Line [Member]
Construction in Progress, Gross	$ 1,900
Gain (Loss) on Disposition of Property Plant Equipment	$ 200
Tubular [Member]
Construction in Progress, Gross		1,600
Gain (Loss) on Disposition of Property Plant Equipment		$ 500